Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2022	2023
Safe Bulkers	September 2021	September 2026	10,500	10,500
Safe Bulkers	December 2021	December 2026	20,600	20,600
Monagrouli	April 2020	April 2027	19,360	19,360
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2028	23,750	23,750
Shimafive	October 2023	October 2030	—	25,500
Sub Total Credit facility			74,210	99,710
Safe Bulkers	December 2021	December 2026	—	13,000
Eptaprohi - Soffive - Marinouki - Marathassa - Kerasies - Pemer - Lofou	December 2022	December 2028	15,000	50,000
Pentakomo - Maxdekatria - Gloverthree - Gloverseven	June 2023	June 2031	—	30,000
Sub Total Revolving credit facility			15,000	93,000
Pentakomo	January 2020	January 2023	10,500	—
Maxdekatria	January 2020	January 2023	10,500	—
Shikokuokto	December 2019	September 2023	14,000	—
Gloversix	December 2019	September 2023	14,560	—
Maxdeka	November 2019	August 2025	14,978	12,821
Shikoku	November 2019	August 2025	15,756	13,486
Shikokutessera	November 2019	August 2025	15,384	13,216
Glovertwo	November 2019	August 2025	14,412	12,342
Maxtessera	April 2021	October 2026	24,798	21,401
Kyotofriendo One	September 2022	September 2027	24,690	21,737
Pinewood	February 2021	February 2031	20,695	18,823
Shikokuepta	August 2021	August 2031	21,167	19,167
Agros	May 2022	May 2032	24,943	23,197
Yasudyo	September 2023	September 2033	—	29,051
Shimaeight	November 2023	November 2033	—	27,616
Sub Total Sale and leaseback financing			226,383	212,857
Safe Bulkers Participations	February 2022	February 2027	106,985	110,364
Sub Total Bond			106,985	110,364
Total			422,578	515,931
Current portion of long-term debt			45,722	27,156
Long-term debt			376,856	488,775
Total debt			422,578	515,931
Current portion of deferred financing costs			2,166	2,375
Deferred financing costs non-current			6,050	6,384
Total deferred financing costs			8,216	8,759
Total debt			422,578	515,931
Less: Total deferred financing costs			8,216	8,759
Total debt, net of deferred financing costs			414,362	507,172
Less: Current portion of long-term debt, net of current portion of deferred financing costs			43,556	24,781
Long-term debt, net of deferred financing costs, non-current			370,806	482,391

Schedule of maturities of long-term debt
The estimated minimum annual principal payments required to be made after December 31, 2023, based on the above credit facilities, sale and leaseback financings and the Bond are as follows:

To December 31,
2024	$27,156
2025	77,459
2026	66,319
2027	162,158
2028	70,951
2029 and thereafter	111,888
Total	$515,931